Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations
Our contractual obligations as of December 31, 2022 can be summarized as follows:

Payments due by period (€, in millions)	Total	1 year	2 year	3 year	4 year	5 year	>5 years
Long-Term Debt Obligations, including interest[1]	4,837.1	823.5	46.3	46.4	1,046.3	782.4	2,092.2
Lease Obligations[2]	199.1	49.9	37.4	28.8	24.7	21.1	37.2
Purchase Obligations	11,815.1	9,703.9	1,152.5	729.9	165.5	51.1	12.2
Total Contractual Obligations	16,851.3	10,577.3	1,236.2	805.1	1,236.5	854.6	2,141.6
1.Long-term debt obligations mainly relate to principal amounts and interest payments of our Eurobonds. For the amounts excluding interest expenses and for further details see Note 16 Long-term debt and interest and other costs.
2.For further details see Note 14 Right-of-use assets and lease liabilities.